Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings per share [abstract]
Schedule of (Loss)/Income Allocated to Holders of Ordinary Shareholders
Income/(Loss) allocated to the holders of the ordinary shareholders

	For the Year Ended December 31
	2017	2016	2015
	$ thousands
Income/(Loss) for the year attributable to Kenon’s shareholders	236,590	(411,937)	72,992

Income for the year from discontinued operations (after tax)	476,565	35,150	72,781
Less: NCI	(24,928)	(13,250)	(12,872)
Income for the year from discontinued operations (after tax) attributable to Kenon’s shareholders	451,637	21,900	59,909

(Loss)/Income for the year from continuing operations attributable to Kenon’s shareholders	(215,047)	(433,837)	13,083

Schedule of Number of Ordinary Shares
Number of ordinary shares

	For the Year Ended December 31
	2017	2016	2015
	('000)
Weighted Average number of shares used in calculation of basic/diluted earnings per share	53,761	53,720	53,649